Income tax expense	12 Months Ended
Dec. 31, 2024
Income tax expense
Income tax expense

7.Income tax expense

(a)Income tax expense

	2024	2023	2022
	US$’000	US$’000	US$’000
Tax expense attributable to profit is made up of:
– profit for the financial year:
current income tax	25,179	10,461	1,315
– under provision in prior financial years:
current income tax	115	250	349
– (recognition)/reversal of deferred tax assets:
deferred income tax	4,801	254	(593)
	30,095	10,965	1,071

(b)Movement in current income tax liabilities

	2024	2023	2022
	US$’000	US$’000	US$’000
At beginning of the financial year	8,121	2,489	1,231
Income tax expense	25,294	10,711	1,664
Income tax paid	(19,639)	(5,367)	(730)
Acquisition of subsidiary	—	—	66
Currency effects	694	288	258
At end of the financial year	14,470	8,121	2,489

7.Income tax expense (continued)

(c)Movement in deferred tax assets

	2024	2023	2022
	US$’000	US$’000	US$’000
At beginning of the financial year	6,855	6,720	—
Tax (charged)/credited to profit for the financial year	(4,801)	(254)	593
Acquisition of subsidiary	—	—	5,919
Currency effects	(410)	389	208
At end of the financial year	1,644	6,855	6,720

Deferred tax assets are recognised for tax losses carried forward for the Group’s Spanish subsidiary, BW LPG Product Services S.L., to the extent that realisation of the related tax benefits through future taxable profits is probable. The Group has concluded that the deferred tax assets will be recoverable from the estimated future taxable income of the subsidiary within the next five years.

Deferred tax assets does not include unutilised tax losses carried forward of US$7.1 million, tax effect US$1.6 million (2023: US$9.0 million, tax effect: US$2.0 million) as it is not probable that the future taxable profit will be available against which the Group can use the taxable benefits therefrom.

Income tax expense reconciliation is as follows:

	2024	2023	2022
	US$’000	US$’000	US$’000
Profit before tax	424,963	503,964	239,648
Tax calculated at a tax rate of 17% (2023: 0%; 2022: 0%)[1]	72,244	—	—
Effects of different tax rates in other countries	(35,800)	10,711	1,664
Effects of concessionary tax rates (Global Trader Programme)	(2,499)	—	—
Tax exemption	(3,850)	—	—
Utilisation of tax losses	—	254	—
Recognition of unutilised tax losses	—	—	(593)
Income tax expense	30,095	10,965	1,071

[1]The Company redomiciled to Singapore on 1 July 2024. Prior to the redomiciliation, there was no income, withholding, capital gains or capital transfer taxes as the Company was domiciled in Bermuda.

BW LPG Product Services Pte. Ltd., a Group subsidiary, was granted on 28 March 2024, the Global Trader Programme by Enterprise Singapore for the period commencing 1 March 2024, till 31 December 2028. The status entitles BW LPG Product Services Pte. Ltd. to enjoy a concessionary tax rate of 10% during the period on prescribed qualifying income, subject to achieving the terms and conditions set by Enterprise Singapore, and requirements of the Income Tax Act.

In 2024, the Group is subject to a global minimum top-up tax under OECD BEPS Pillar Two. The Group has entities in certain jurisdictions that implemented Pillar Two rules, which include Domestic Top-up Tax rules (“DMTT”) and Income Inclusion Rules (“IIR”). Accordingly, any top-up tax of these entities or their subsidiaries would be collected in those jurisdictions. As at 31 December 2024, the Group assessed the impact of the top-up tax exposure to be immaterial, since the effective tax rates in those jurisdictions are estimated to exceed 15%.